Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenue	$ 19,305	$ 39,682	$ 77,324	$ 131,947	$ 163,363	$ 248,348
Cost of goods sold	16,976	19,930	54,942	65,942	108,255	149,478
Gross profit	2,329	19,752	22,382	66,005	55,108	98,870
Operating expenses:
General and administrative	619,312	669,574	1,894,984	1,685,527	2,605,097	2,196,922
Rent and other related party costs	7,800	6,900	23,100	20,700	27,600	30,600
Research and development	562,504	255,334	1,390,100	483,638	893,960	613,119
Total operating expenses	1,189,616	931,808	3,308,184	2,189,865	3,526,657	2,840,641
Loss from operations	(1,187,287)	(912,056)	(3,285,802)	(2,123,860)	(3,471,549)	(2,741,771)
Other income (expense)
Change in fair value of derivative liability	(54,686)	(1,587,854)	38,955	(1,980,592)	(1,746,821)	2,600,809
Interest expense		(64)		(780)	(1,010)	(363)
Total other income (expense)	(54,686)	(1,587,918)	38,955	(1,981,372)	(1,747,831)	2,600,446
Net loss	$ (1,241,973)	$ (2,499,974)	$ (3,246,847)	$ (4,105,232)	$ (5,219,380)	$ (141,325)
Net loss per common share
Basic and Diluted	$ (0.05)	$ (0.17)	$ (0.14)	$ (0.34)	$ (0.38)	$ (0.02)
Weighted average number of common shares outstanding
Basic and Diluted	23,034,347	14,776,759	22,752,010	12,191,740	13,591,137	7,541,983